Quarterly Holdings Report
for
Fidelity® MSCI Consumer Discretionary Index ETF
April 30, 2020
T01-QTLY-0620
1.9584802.106

Schedule of Investments April 30, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.5%
	Shares	Value
AUTO COMPONENTS – 3.0%
Auto Parts & Equipment – 2.9%
Adient PLC (a)	19,259	$ 288,500
American Axle & Manufacturing Holdings, Inc. (a)	24,349	105,188
Aptiv PLC	57,763	4,017,417
Autoliv, Inc.	24,425	1,465,988
BorgWarner, Inc.	66,754	1,907,162
Cooper-Standard Holding, Inc. (a)	3,659	47,018
Dana, Inc.	31,030	356,845
Delphi Technologies PLC (a)	18,640	186,214
Dorman Products, Inc. (a)	16,491	1,040,252
Fox Factory Holding Corp. (a)	20,145	1,027,596
Garrett Motion, Inc. (a)	16,196	88,268
Gentex Corp.	80,941	1,962,010
Gentherm, Inc. (a)	24,139	903,764
LCI Industries	12,663	1,098,135
Lear Corp.	12,364	1,207,345
Modine Manufacturing Co. (a)	10,960	50,745
Motorcar Parts of America, Inc. (a)	31,305	445,470
Standard Motor Products, Inc.	19,635	798,948
Stoneridge, Inc. (a)	38,787	776,904
Tenneco, Inc. Class A	10,157	52,715
Veoneer, Inc. (a)	22,911	224,069
Visteon Corp. (a)	17,154	1,034,386
		19,084,939
Tires & Rubber – 0.1%
Cooper Tire & Rubber Co.	10,826	229,403
The Goodyear Tire & Rubber Co.	50,339	360,931
		590,334
TOTAL AUTO COMPONENTS		19,675,273
AUTOMOBILES – 5.4%
Automobile Manufacturers – 5.3%
Ford Motor Co.	839,437	4,272,734
General Motors Co.	277,265	6,180,237
Tesla, Inc. (a)	30,002	23,457,964
Thor Industries, Inc.	11,961	791,818
Winnebago Industries, Inc.	6,937	307,795
		35,010,548
Motorcycle Manufacturers – 0.1%
Harley-Davidson, Inc.	33,171	724,123
TOTAL AUTOMOBILES		35,734,671
DISTRIBUTORS – 1.2%
Distributors – 1.2%
Core-Mark Holding Co., Inc.	9,865	283,520
Funko, Inc. Class A (a)	4,164	17,822
Genuine Parts Co.	39,378	3,121,888
LKQ Corp. (a)	92,165	2,410,115

	Shares	Value

Pool Corp.	11,665	$ 2,469,014
TOTAL DISTRIBUTORS		8,302,359
DIVERSIFIED CONSUMER SERVICES – 2.6%
Education Services – 1.6%
Adtalem Global Education, Inc. (a)	31,484	1,000,247
American Public Education, Inc. (a)	28,891	744,521
Bright Horizons Family Solutions, Inc. (a)	17,949	2,090,161
Chegg, Inc. (a)	39,165	1,674,304
Graham Holdings Co. Class B	930	362,709
Grand Canyon Education, Inc. (a)	17,865	1,536,747
Houghton Mifflin Harcourt Co. (a)	22,798	36,477
K12, Inc. (a)	39,108	888,143
Laureate Education, Inc. Class A (a)	24,888	235,689
Perdoceo Education Corp. (a)	15,622	203,086
Strategic Education, Inc.	8,654	1,378,582
		10,150,666
Specialized Consumer Services – 1.0%
Carriage Services, Inc.	41,740	626,935
frontdoor, Inc. (a)	35,149	1,360,618
H&R Block, Inc.	43,127	718,065
OneSpaWorld Holdings Ltd.	9,929	64,638
Regis Corp. (a)	5,401	67,080
Service Corp. International	56,214	2,065,302
ServiceMaster Global Holdings, Inc. (a)	48,224	1,642,027
WW International, Inc. (a)	10,158	259,131
		6,803,796
TOTAL DIVERSIFIED CONSUMER SERVICES		16,954,462
HOTELS, RESTAURANTS & LEISURE – 17.0%
Casinos & Gaming – 1.7%
Boyd Gaming Corp.	18,055	301,338
Caesars Entertainment Corp. (a)	117,326	1,133,369
Churchill Downs, Inc.	7,700	771,694
Eldorado Resorts, Inc. (a)	14,319	306,999
Everi Holdings, Inc. (a)	17,827	88,244
Golden Entertainment, Inc. (a)	4,645	43,849
Las Vegas Sands Corp.	88,066	4,228,929
MGM Resorts International	105,259	1,771,509
Monarch Casino & Resort, Inc. (a)	2,735	91,185
Penn National Gaming, Inc. (a)	23,844	424,900
PlayAGS, Inc. (a)	6,136	26,937
Red Rock Resorts, Inc. Class A	15,236	166,987
Scientific Games Corp. Class A (a)	11,110	140,097
Twin River Worldwide Holdings, Inc.	4,832	76,249
Wynn Resorts Ltd.	20,795	1,778,596
		11,350,882
Hotels, Resorts & Cruise Lines – 2.7%
BBX Capital Corp.	13,253	28,096
Carnival Corp.	101,775	1,618,222
Choice Hotels International, Inc.	7,850	589,143
Extended Stay America, Inc.	39,593	430,376

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Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Hotels, Resorts & Cruise Lines – continued
Hilton Grand Vacations, Inc. (a)	18,499	$ 381,079
Hilton Worldwide Holdings, Inc.	66,163	5,009,201
Lindblad Expeditions Holdings, Inc. (a)	5,915	39,512
Marriott International, Inc. Class A	59,877	5,445,214
Marriott Vacations Worldwide Corp.	7,734	641,922
Norwegian Cruise Line Holdings Ltd. (a)	46,056	755,318
Playa Hotels & Resorts N.V. (a)	12,612	31,152
Royal Caribbean Cruises Ltd.	38,348	1,793,536
Wyndham Destinations, Inc.	19,654	502,553
Wyndham Hotels & Resorts, Inc.	20,581	776,110
		18,041,434
Leisure Facilities – 0.6%
Planet Fitness, Inc. Class A (a)	17,667	1,065,850
SeaWorld Entertainment, Inc. (a)	11,083	162,809
Six Flags Entertainment Corp.	16,476	329,685
Vail Resorts, Inc.	12,559	2,147,589
		3,705,933
Restaurants – 12.0%
Aramark	53,636	1,464,799
BJ's Restaurants, Inc.	4,156	90,850
Bloomin' Brands, Inc.	17,880	215,454
Brinker International, Inc.	8,100	188,568
Carrols Restaurant Group, Inc. (a)	7,859	28,685
Chipotle Mexican Grill, Inc. (a)	6,445	5,662,255
Chuys Holdings, Inc. (a)	3,607	60,453
Cracker Barrel Old Country Store, Inc.	4,418	430,313
Darden Restaurants, Inc.	27,725	2,045,828
Dave & Buster's Entertainment, Inc.	6,675	97,722
Del Taco Restaurants, Inc. (a)	6,832	40,172
Denny's Corp. (a)	12,788	144,121
Dine Brands Global, Inc.	3,470	154,033
Domino's Pizza, Inc.	10,205	3,693,496
Dunkin' Brands Group, Inc.	28,055	1,762,976
El Pollo Loco Holdings, Inc. (a)	4,777	58,423
Jack in the Box, Inc.	4,625	278,887
McDonald's Corp.	166,068	31,147,714
Papa John's International, Inc.	13,592	977,537
Red Robin Gourmet Burgers, Inc. (a)	2,817	41,213
Ruth's Hospitality Group, Inc.	6,178	69,533
Shake Shack, Inc. Class A (a)	18,735	1,021,245
Starbucks Corp.	263,496	20,218,048
Texas Roadhouse, Inc.	27,411	1,290,784
The Cheesecake Factory, Inc.	9,195	204,957
The Wendy's Co.	39,852	791,461
Wingstop, Inc.	11,929	1,398,914
Yum! Brands, Inc.	72,814	6,293,314
		79,871,755
TOTAL HOTELS, RESTAURANTS & LEISURE		112,970,004

	Shares	Value
HOUSEHOLD DURABLES – 4.4%
Consumer Electronics – 0.7%
Garmin Ltd.	36,663	$ 2,975,569
GoPro, Inc. Class A (a)	27,002	95,047
Sonos, Inc. (a)	70,689	722,442
Universal Electronics, Inc. (a)	18,476	762,689
		4,555,747
Home Furnishings – 0.5%
Ethan Allen Interiors, Inc.	5,492	62,115
Hooker Furniture Corp.	2,583	38,719
La-Z-Boy, Inc.	10,056	235,813
Leggett & Platt, Inc.	36,540	1,283,650
Mohawk Industries, Inc. (a)	13,102	1,149,307
Tempur Sealy International, Inc. (a)	9,961	535,404
		3,305,008
Homebuilding – 2.4%
Beazer Homes U.S.A., Inc. (a)	6,362	44,788
Cavco Industries, Inc. (a)	1,887	291,881
Century Communities, Inc. (a)	5,785	123,915
D.R. Horton, Inc.	75,501	3,565,157
Green Brick Partners, Inc. (a)	5,492	48,934
Installed Building Products, Inc. (a)	4,893	241,274
KB Home	17,233	452,194
Lennar Corp. Class A	60,383	3,023,377
LGI Homes, Inc. (a)	4,217	255,466
M.D.C. Holdings, Inc.	10,864	317,772
M/I Homes, Inc. (a)	6,093	155,128
Meritage Homes Corp. (a)	7,842	412,175
NVR, Inc. (a)	757	2,346,700
PulteGroup, Inc.	55,406	1,566,328
Skyline Champion Corp. (a)	11,043	217,658
Taylor Morrison Home Corp. (a)	26,666	387,990
Toll Brothers, Inc.	28,857	693,145
TopBuild Corp. (a)	13,828	1,288,631
TRI Pointe Group, Inc. (a)	30,142	346,030
		15,778,543
Household Appliances – 0.5%
Hamilton Beach Brands Holding Co. Class A	1,488	19,626
Helen of Troy Ltd. (a)	9,500	1,560,660
iRobot Corp. (a)	6,076	370,393
Whirlpool Corp.	13,601	1,519,776
		3,470,455
Housewares & Specialties – 0.3%
Newell Brands, Inc.	132,751	1,842,584
Tupperware Brands Corp.	10,598	34,126
		1,876,710
TOTAL HOUSEHOLD DURABLES		28,986,463
INTERNET & DIRECT MARKETING RETAIL – 30.2%
Internet & Direct Marketing Retail – 30.2%
1-800-FLOWERS.com, Inc. Class A (a)	41,826	802,641

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Common Stocks – continued
	Shares	Value
INTERNET & DIRECT MARKETING RETAIL – continued
Internet & Direct Marketing Retail – continued
Amazon.com, Inc. (a)	62,292	$ 154,110,408
Booking Holdings, Inc. (a)	9,468	14,018,037
Duluth Holdings, Inc. Class B (a)	4,139	16,597
eBay, Inc.	183,691	7,316,412
Etsy, Inc. (a)	35,208	2,283,943
Expedia Group, Inc.	38,877	2,759,489
Groupon, Inc. (a)	515,967	629,480
GrubHub, Inc. (a)	33,604	1,605,935
Lands' End, Inc. (a)	2,464	20,969
MercadoLibre, Inc. (a)	10,750	6,272,732
PetMed Express, Inc.	20,422	808,099
Quotient Technology, Inc. (a)	106,727	766,300
Qurate Retail, Inc. Class A (a)	161,320	1,299,433
Revolve Group, Inc. (a)	61,281	673,478
Shutterstock, Inc.	21,374	812,212
Stamps.com, Inc. (a)	7,548	1,194,622
Stitch Fix, Inc. Class A (a)	49,852	800,125
The RealReal, Inc. (a)	57,405	673,935
The Rubicon Project, Inc. (a)	110,209	790,198
Wayfair, Inc. Class A (a)	18,549	2,300,818
TOTAL INTERNET & DIRECT MARKETING RETAIL		199,955,863
LEISURE PRODUCTS – 1.9%
Leisure Products – 1.9%
Acushnet Holdings Corp.	30,932	847,537
American Outdoor Brands Corp. (a)	78,987	747,612
Brunswick Corp.	31,116	1,484,855
Callaway Golf Co.	19,465	278,739
Hasbro, Inc.	37,171	2,684,118
Johnson Outdoors, Inc. Class A	11,264	770,007
Malibu Boats, Inc. Class A (a)	22,754	782,283
Marine Products Corp.	1,846	17,943
MasterCraft Boat Holdings, Inc. (a)	4,084	42,678
Mattel, Inc. (a)	148,455	1,294,528
Polaris, Inc.	12,494	886,199
Sturm Ruger & Co., Inc.	15,941	848,061
Vista Outdoor, Inc. (a)	75,219	761,216
YETI Holdings, Inc. (a)	35,172	971,099
TOTAL LEISURE PRODUCTS		12,416,875
MEDIA – 0.0%
Broadcasting – 0.0%
Media General, Inc. (a)	7,026	0
MULTILINE RETAIL – 4.7%
Department Stores – 0.3%
Dillard's, Inc. Class A	4,894	144,275
J.C. Penney Co., Inc. (a)	69,274	17,596
Kohl's Corp.	34,139	630,206
Macy's, Inc.	65,210	382,130

	Shares	Value

Nordstrom, Inc.	23,281	$ 437,217
		1,611,424
General Merchandise Stores – 4.4%
Big Lots, Inc.	8,450	198,152
Dollar General Corp.	59,256	10,387,577
Dollar Tree, Inc. (a)	59,225	4,718,456
Ollie's Bargain Outlet Holdings, Inc. (a)	21,872	1,485,328
Target Corp.	115,257	12,648,303
		29,437,816
TOTAL MULTILINE RETAIL		31,049,240
SPECIALTY RETAIL – 21.8%
Apparel Retail – 4.2%
Abercrombie & Fitch Co. Class A	13,583	143,708
American Eagle Outfitters, Inc.	34,746	276,231
Boot Barn Holdings, Inc. (a)	6,192	114,304
Burlington Stores, Inc. (a)	17,682	3,230,325
Caleres, Inc.	8,824	71,563
Chico's FAS, Inc.	25,693	38,540
Designer Brands, Inc. Class A	13,351	84,779
Foot Locker, Inc.	22,955	588,337
Genesco, Inc. (a)	3,252	61,560
Guess?, Inc.	9,950	93,032
L Brands, Inc.	50,798	603,988
Ross Stores, Inc.	84,865	7,753,266
Shoe Carnival, Inc.	2,559	60,444
The Buckle, Inc.	6,395	97,907
The Cato Corp. Class A	4,954	55,782
The Children's Place, Inc.	3,386	100,090
The Gap, Inc.	48,553	394,250
The TJX Cos., Inc.	273,732	13,426,555
Urban Outfitters, Inc. (a)	13,800	239,292
Zumiez, Inc. (a)	4,471	94,517
		27,528,470
Automotive Retail – 3.7%
Advance Auto Parts, Inc.	20,219	2,444,679
America's Car-Mart, Inc. (a)	1,366	90,088
Asbury Automotive Group, Inc. (a)	4,152	280,260
AutoNation, Inc. (a)	11,587	431,500
AutoZone, Inc. (a)	5,767	5,884,186
Camping World Holdings, Inc. Class A	7,252	64,325
CarMax, Inc. (a)	43,825	3,227,711
Carvana Co. (a)	21,490	1,721,564
Group 1 Automotive, Inc.	3,824	216,400
Lithia Motors, Inc. Class A	4,913	543,181
Monro, Inc.	18,711	1,038,273
Murphy USA, Inc. (a)	12,341	1,318,019
O'Reilly Automotive, Inc. (a)	18,015	6,959,915
Penske Automotive Group, Inc.	7,903	284,350
Sonic Automotive, Inc. Class A	5,060	108,436
		24,612,887
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Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Computer & Electronics Retail – 0.7%
Best Buy Co., Inc.	59,426	$ 4,559,757
Conn's, Inc. (a)	3,765	25,451
GameStop Corp. Class A	19,596	112,285
Rent-A-Center, Inc.	10,094	200,921
		4,898,414
Home Improvement Retail – 10.8%
Floor & Decor Holdings, Inc. Class A (a)	30,658	1,299,899
Lowe's Cos., Inc.	171,981	18,015,010
Lumber Liquidators Holdings, Inc. (a)	6,226	43,893
The Home Depot, Inc.	238,437	52,415,606
		71,774,408
Homefurnishing Retail – 0.4%
Aarons, Inc.	14,541	464,003
At Home Group, Inc. (a)	10,374	24,379
Bed Bath & Beyond, Inc.	27,412	169,680
Haverty Furniture Companies, Inc.	3,741	50,616
RH (a)	3,645	524,078
Sleep Number Corp. (a)	6,159	184,154
Williams-Sonoma, Inc.	16,773	1,037,243
		2,454,153
Specialty Stores – 2.0%
Dick's Sporting Goods, Inc.	13,779	404,965
Five Below, Inc. (a)	19,118	1,723,679
Hibbett Sports, Inc. (a)	3,821	58,958
MarineMax, Inc. (a)	4,692	67,612
National Vision Holdings, Inc. (a)	17,130	453,945
Office Depot, Inc.	118,284	262,590
Party City Holdings, Inc. (a)	12,277	9,312
Sally Beauty Holdings, Inc. (a)	25,180	244,498
Signet Jewelers Ltd.	11,272	113,396
The Michaels Cos., Inc. (a)	20,183	61,356
Tiffany & Co., Inc.	28,469	3,601,329
Tractor Supply Co.	32,063	3,252,150
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	12,226	2,664,290
Winmark Corp.	2,733	409,950
		13,328,030
TOTAL SPECIALTY RETAIL		144,596,362
TEXTILES, APPAREL & LUXURY GOODS – 7.3%
Apparel, Accessories & Luxury Goods – 3.0%
Capri Holdings Ltd. (a)	32,832	500,688
Carter's, Inc.	17,474	1,366,467
Columbia Sportswear Co.	15,392	1,121,923
Fossil Group, Inc. (a)	9,841	38,970
G-III Apparel Group Ltd. (a)	8,793	99,625

	Shares	Value

Hanesbrands, Inc.	77,771	$ 773,044
Kontoor Brands, Inc. (a)	10,482	203,456
Levi Strauss & Co. Class A	58,390	752,647
Lululemon Athletica, Inc. (a)	26,734	5,974,514
Movado Group, Inc.	3,560	36,704
Oxford Industries, Inc.	3,705	155,314
PVH Corp.	15,916	783,545
Ralph Lauren Corp.	18,864	1,391,786
Tapestry, Inc.	59,384	883,634
Under Armour, Inc. Class A (a)	73,582	766,724
Under Armour, Inc. Class C (a)	41,811	387,588
Vera Bradley, Inc. (a)	5,169	28,481
VF Corp.	84,196	4,891,787
		20,156,897
Footwear – 4.3%
Crocs, Inc. (a)	13,472	326,696
Deckers Outdoor Corp. (a)	10,268	1,527,467
NIKE, Inc. Class B	276,444	24,100,388
Skechers U.S.A., Inc. Class A (a)	50,654	1,427,430
Steven Madden Ltd.	17,311	433,987
Wolverine World Wide, Inc.	17,518	358,944
		28,174,912
Textiles – 0.0%
Unifi, Inc. (a)	3,012	31,174
TOTAL TEXTILES, APPAREL & LUXURY GOODS		48,362,983
TOTAL COMMON STOCKS (Cost $655,720,582)		659,004,555
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.22% (b) (Cost $1,419,000)	1,419,000	1,419,000
TOTAL INVESTMENT IN SECURITIES – 99.7% (Cost $657,139,582)		660,423,555
NET OTHER ASSETS (LIABILITIES) (c) – 0.3%		2,157,206
NET ASSETS – 100.0%		$ 662,580,761

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $89,200 of cash collateral to cover margin requirements for futures contracts.

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Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME Russell 2000 E-mini Index Future Contracts	2	June 2020	$ 130,670	$ 31,010	$ 31,010
CME E-mini S&P Consumer Discretionary Select Sector Index Future Contracts	6	June 2020	706,320	170,626	170,626
Total Equity Index Contracts					$ 201,636
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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